Dec. 21, 2020
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUSTSUPPLEMENT DATED SEPTEMBER 13, 2021 TO THE PROSPECTUSESDATED DECEMBER 21, 2020 OF:Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)
Invesco RAFITM Strategic US ETF (IUS)
Invesco RAFITM Strategic US Small Company ETF (IUSS)
(each, a “Fund”)Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-SIFT-PRO-SUP 091321